Other operating income (expenses), net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Other operating income (expenses), net
Impairment of prepayment of cooperation costs to streamers	¥ (75,472,692)
Contingent litigation income (expenses)	(154,256,908)		¥ (2,144,701)	¥ 13,677,331
Reimbursements from ADR program	8,706,513		19,777,194	17,522,805
Government subsidies	5,234,088		29,733,380	48,352,432
Others	15,614,881		(15,051,332)	42,661,262
Total	(200,174,118)	$ (27,423,742)	¥ 32,314,541	¥ 122,213,830
Contingent litigation income (expense)	16,023,825
Contingent litigation income (expense) voluntary payment	¥ 111,720,000